Stock-Based Compensation and Employee Benefit Plans (Details) - Schedule of Options Vested and Exercisable	12 Months Ended
Dec. 31, 2022 $ / shares shares
456.00 [Member]
Schedule of Options Vested and Exercisable [Line Items]
Number of Options | shares	3,668
Weighted-Average Remaining Contractual Life (Years)	7 years 4 months 20 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 456
972.00 [Member]
Schedule of Options Vested and Exercisable [Line Items]
Number of Options | shares	4,039
Weighted-Average Remaining Contractual Life (Years)	7 years 9 months 25 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 972
1,536.00-1,840.00 [Member]
Schedule of Options Vested and Exercisable [Line Items]
Number of Options | shares	135
Weighted-Average Remaining Contractual Life (Years)	8 years 7 months 28 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 1,708.79
2,768.00-3,722.00 [Member]
Schedule of Options Vested and Exercisable [Line Items]
Number of Options | shares	3,173
Weighted-Average Remaining Contractual Life (Years)	8 years 1 month 20 days
Weighted-Average Exercise Price (in Dollars per share) | $ / shares	$ 2,770.05